Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization, as follows:

(In thousands)	Estimated Useful Life in Years	December 31,
		2016	2015
Premises:
Land	—	$16,875	$16,875
Buildings, construction and improvements (1)	2-40	52,263	51,084

		69,138	67,959
Equipment	3-10	31,984	30,798

		101,122	98,757
Less: Accumulated depreciation and amortization		(34,446)	(28,362)

Total premises		$66,676	$70,395

(1)	Leasehold improvements are depreciated over the lesser of the estimated useful life or the lease term.

Future Minimum Lease Payments under Operating Leases

The following is a schedule by year of future minimum lease payments under operating leases, as of December 31, 2016:

Year	Property	Equipment	Total
(In thousands)
2017	$9,470	$323	$9,793
2018	9,181	248	9,429
2019	8,858	96	8,954
2020	7,879	—	7,879
2021	7,152	—	7,152
Thereafter	13,625	—	13,625

Total minimum lease payments	$56,165	$667	$56,832